Right-of-use assets (Details Narrative) - HKD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Right of use assets, impairment	$ 4,102,040	$ 5,013,080
Lease contracts terms	Lease contracts are entered into for fixed term of 2 to 5 years. Lease terms are negotiated on an individual basis